Earnings per share (Tables)	6 Months Ended
Jun. 30, 2015
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	2015		2014
	Basic EPS	Diluted EPS	Basic EPS	Diluted EPS
Net income	$388	$388	$935	$935
Less distributed earnings allocated to restricted shares	(4)	(4)	(24)	(24)
Net income available to common stockholders	384	384	911	911

Weighted average number of common shares, basic	72,834,161	72,834,161	35,812,135	35,812,135
Effect of dilutive restricted shares	-	93,922	-	-
Weighted average number of common shares, diluted	72,834,161	72,928,083	35,812,135	35,812,135

Earnings per common share, basic and diluted	$0.01	$0.01	$0.03	$0.03